Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Financial Instruments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Financial assets
Financial assets at FVTPL	¥ 156		¥ 1,951	$ 1,141
Financial assets included in other non-current assets	1,095,832	$ 150,129	1,091,422		¥ 1,136,870
Total	1,273,496	185,858	1,253,078
Financial liabilities
Non-current portion of long-term payables	20,793	2,849	12,924
Non-current portion of interest-bearing bank and other borrowings (other than lease liabilities)	889,435	121,852	1,179,191
Fair Values [member]
Financial assets
Financial assets at FVTPL	1,141	156	1,951
Financial assets included in other non-current assets	2,311	317	2,758
Total	3,452	473	4,709
Financial liabilities
Non-current portion of long-term payables			18,299
Non-current portion of interest-bearing bank and other borrowings (other than lease liabilities)	859,707	117,779	1,155,556
Total	859,707	117,779	1,173,855
Carrying Amounts [member]
Financial assets
Financial assets at FVTPL	1,141	156	1,951
Financial assets included in other non-current assets	2,439	334	3,000
Total	3,580	490	4,951
Financial liabilities
Non-current portion of long-term payables			18,299
Non-current portion of interest-bearing bank and other borrowings (other than lease liabilities)	868,642	119,003	1,166,267
Total	¥ 868,642	$ 119,003	¥ 1,184,566